(21) Discontinued Operations: Schedule Of Operating Results Of Discontinued Operations (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Details
Disposal Group, Including Discontinued Operation, Revenue	$ 477,298
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	(163,487)
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)	313,811
Disposal Group Including Discontinued Operation Selling General and Administrative	(319,976)
Disposal Group Including Discontinued Operation Income From Operations	(6,165)
Disposal Group, Including Discontinued Operation, Other Income	(295)
Disposal Group Including Discontinued Operation Net Income	$ (6,460)